Net Gains or Losses on Financial Assets_Liabilities at Fair Value Through Profit or Loss_Net Gains Or Losses On Financial Instruments Held For Tradings(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	₩ 12,914,689	₩ 9,805,428
Expense from financial instruments at fair value through profit or loss	10,872,846	9,361,056
Net revenue expense from financial instruments at fair value through profit or loss	2,041,843	444,372
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			₩ 10,510,556
Losses Related To Financial Instrument Sheld For Trading			9,565,349
Net Gains Or Losses On Financial Instrument Sheld For Trading			945,207
Financial assets at fair value through profit or loss
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	2,042,592	2,116,296
Expense from financial instruments at fair value through profit or loss	1,068,742	1,326,097
Debt securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	1,613,946	1,544,892
Expense from financial instruments at fair value through profit or loss	752,999	850,129
Equity securities
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	428,646	571,404
Expense from financial instruments at fair value through profit or loss	315,743	475,968
Financial assets held for trading
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			737,412
Losses Related To Financial Instrument Sheld For Trading			669,370
Debt securities
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			191,243
Losses Related To Financial Instrument Sheld For Trading			315,506
Equity securities
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			546,169
Losses Related To Financial Instrument Sheld For Trading			353,864
Derivatives held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	10,819,536	7,616,700
Expense from financial instruments at fair value through profit or loss	9,703,974	7,900,612
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			9,743,309
Losses Related To Financial Instrument Sheld For Trading			8,837,595
Interest rate
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	2,685,998	2,328,576
Expense from financial instruments at fair value through profit or loss	2,758,205	2,610,305
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			1,753,449
Losses Related To Financial Instrument Sheld For Trading			1,625,541
Currency
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	5,251,597	3,764,985
Expense from financial instruments at fair value through profit or loss	5,118,095	3,499,356
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			5,777,818
Losses Related To Financial Instrument Sheld For Trading			5,661,323
Stock or stock index
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	2,612,422	1,383,446
Expense from financial instruments at fair value through profit or loss	1,585,086	1,626,007
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			2,094,667
Losses Related To Financial Instrument Sheld For Trading			1,445,714
Credit
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	41,548	38,461
Expense from financial instruments at fair value through profit or loss	42,172	36,747
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			76,700
Losses Related To Financial Instrument Sheld For Trading			76,483
Commodity
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	15,240	8,285
Expense from financial instruments at fair value through profit or loss	9,437	10,456
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			17,278
Losses Related To Financial Instrument Sheld For Trading			8,481
Other
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	212,731	92,947
Expense from financial instruments at fair value through profit or loss	190,979	117,741
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			23,397
Losses Related To Financial Instrument Sheld For Trading			20,053
Financial liabilties held for trading
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	46,750	72,410
Expense from financial instruments at fair value through profit or loss	94,426	134,287
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			29,726
Losses Related To Financial Instrument Sheld For Trading			58,267
Other financial instruments
Gains losses on financial instruments at fair value through profit or loss Abstract [Abstract]
Revenue from financial instruments at fair value through profit or loss	5,811	22
Expense from financial instruments at fair value through profit or loss	₩ 5,704	₩ 60
Net Gains Losses On Financial Instruments Held For Trading Abstract [Abstract]
Gains Related To Financial Instrument Sheld For Trading			109
Losses Related To Financial Instrument Sheld For Trading			₩ 117